Distribution Date:	12/17/21	BANK 2019-BNK16
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue, 2nd Floor | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	9-13		Andy Lindenman	(913) 317-4372
Mortgage Loan Detail (Part 1)	14-16		11501 Outlook Street, Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	17-19	Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	20		Kathleen Luzik	(703) 647-3473
Historical Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202
Delinquency Loan Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	24		600 Third Avenue, 40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			CMBS Trustee	(302) 636-4140
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	065405AA0	3.028000%	22,471,000.00	2,471,196.44	439,511.85	6,235.65	0.00	0.00	445,747.50	2,031,684.59	30.68%	30.00%
A-2	065405AB8	3.933000%	50,985,000.00	50,985,000.00	0.00	167,103.34	0.00	0.00	167,103.34	50,985,000.00	30.68%	30.00%
A-SB	065405AC6	3.898000%	42,321,000.00	42,321,000.00	0.00	137,472.72	0.00	0.00	137,472.72	42,321,000.00	30.68%	30.00%
A-3	065405AD4	3.741000%	250,000,000.00	250,000,000.00	0.00	779,375.00	0.00	0.00	779,375.00	250,000,000.00	30.68%	30.00%
A-4	065405AE2	4.005000%	282,492,000.00	282,492,000.00	0.00	942,817.05	0.00	0.00	942,817.05	282,492,000.00	30.68%	30.00%
A-S	065405AF9	4.267000%	103,029,000.00	103,029,000.00	0.00	366,353.95	0.00	0.00	366,353.95	103,029,000.00	19.30%	18.88%
B	065405AG7	4.438000%	41,674,000.00	41,674,000.00	0.00	154,124.34	0.00	0.00	154,124.34	41,674,000.00	14.70%	14.38%
C	065405AH5	4.786000%	35,887,000.00	35,887,000.00	0.00	143,129.32	0.00	0.00	143,129.32	35,887,000.00	10.74%	10.50%
D	065405AL6	3.000000%	21,995,000.00	21,995,000.00	0.00	54,987.50	0.00	0.00	54,987.50	21,995,000.00	8.31%	8.13%
E	065405AN2	3.000000%	17,364,000.00	17,364,000.00	0.00	43,410.00	0.00	0.00	43,410.00	17,364,000.00	6.39%	6.25%
F	065405AQ5	3.688663%	18,522,000.00	18,522,000.00	0.00	56,934.52	0.00	0.00	56,934.52	18,522,000.00	4.35%	4.25%
G	065405AS1	3.688663%	9,261,000.00	9,261,000.00	0.00	28,467.26	0.00	0.00	28,467.26	9,261,000.00	3.32%	3.25%
H	065405AU6	3.688663%	4,631,000.00	4,631,000.00	0.00	14,235.17	0.00	0.00	14,235.17	4,631,000.00	2.81%	2.75%
J*	065405AW2	3.688663%	25,467,749.00	25,467,749.00	0.00	78,284.96	0.00	0.00	78,284.96	25,467,749.00	0.00%	0.00%
R	065405BJ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2IRK13	4.828663%	48,742,092.06	47,689,470.81	23,132.20	191,897.00	0.00	0.00	215,029.20	47,666,338.61	0.00%	0.00%
Interest
Regular SubTotal			974,841,841.06	953,789,416.25	462,644.05	3,164,827.78	0.00	0.00	3,627,471.83	953,326,772.20

Notional Certificates
X-A	065405AJ1	0.945607%	648,269,000.00	628,269,196.44	0.00	495,080.00	0.00	0.00	495,080.00	627,829,684.59
X-B	065405AK8	0.419066%	180,590,000.00	180,590,000.00	0.00	63,066.00	0.00	0.00	63,066.00	180,590,000.00
X-D	065405AY8	1.828663%	39,359,000.00	39,359,000.00	0.00	59,978.64	0.00	0.00	59,978.64	39,359,000.00
X-F	065405BA9	1.140000%	18,522,000.00	18,522,000.00	0.00	17,595.90	0.00	0.00	17,595.90	18,522,000.00
X-G	065405BC5	1.140000%	9,261,000.00	9,261,000.00	0.00	8,797.95	0.00	0.00	8,797.95	9,261,000.00
X-H	065405BE1	1.140000%	4,631,000.00	4,631,000.00	0.00	4,399.45	0.00	0.00	4,399.45	4,631,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-J	065405BG6	1.140000%	25,467,749.00	25,467,749.00	0.00	24,194.36	0.00	0.00	24,194.36	25,467,749.00
Notional SubTotal			926,099,749.00	906,099,945.44	0.00	673,112.30	0.00	0.00	673,112.30	905,660,433.59

Deal Distribution Total					462,644.05	3,837,940.08	0.00	0.00	4,300,584.13

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065405AA0	109.97269547	19.55906947	0.27749766	0.00000000	0.00000000	0.00000000	0.00000000	19.83656713	90.41362601
A-2	065405AB8	1,000.00000000	0.00000000	3.27750005	0.00000000	0.00000000	0.00000000	0.00000000	3.27750005	1,000.00000000
A-SB	065405AC6	1,000.00000000	0.00000000	3.24833345	0.00000000	0.00000000	0.00000000	0.00000000	3.24833345	1,000.00000000
A-3	065405AD4	1,000.00000000	0.00000000	3.11750000	0.00000000	0.00000000	0.00000000	0.00000000	3.11750000	1,000.00000000
A-4	065405AE2	1,000.00000000	0.00000000	3.33750000	0.00000000	0.00000000	0.00000000	0.00000000	3.33750000	1,000.00000000
A-S	065405AF9	1,000.00000000	0.00000000	3.55583331	0.00000000	0.00000000	0.00000000	0.00000000	3.55583331	1,000.00000000
B	065405AG7	1,000.00000000	0.00000000	3.69833325	0.00000000	0.00000000	0.00000000	0.00000000	3.69833325	1,000.00000000
C	065405AH5	1,000.00000000	0.00000000	3.98833338	0.00000000	0.00000000	0.00000000	0.00000000	3.98833338	1,000.00000000
D	065405AL6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	065405AN2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	065405AQ5	1,000.00000000	0.00000000	3.07388619	0.00000000	0.00000000	0.00000000	0.00000000	3.07388619	1,000.00000000
G	065405AS1	1,000.00000000	0.00000000	3.07388619	0.00000000	0.00000000	0.00000000	0.00000000	3.07388619	1,000.00000000
H	065405AU6	1,000.00000000	0.00000000	3.07388685	0.00000000	0.00000000	0.00000000	0.00000000	3.07388685	1,000.00000000
J	065405AW2	1,000.00000000	0.00000000	3.07388611	0.00000000	0.23108952	0.00000000	0.00000000	3.07388611	1,000.00000000
R	065405BJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2IRK13	978.40426610	0.47458365	3.93698735	0.00000000	0.00827457	0.00000000	0.00000000	4.41157100	977.92968245

Notional Certificates
X-A	065405AJ1	969.14891263	0.00000000	0.76369532	0.00000000	0.00000000	0.00000000	0.00000000	0.76369532	968.47093504
X-B	065405AK8	1,000.00000000	0.00000000	0.34922199	0.00000000	0.00000000	0.00000000	0.00000000	0.34922199	1,000.00000000
X-D	065405AY8	1,000.00000000	0.00000000	1.52388628	0.00000000	0.00000000	0.00000000	0.00000000	1.52388628	1,000.00000000
X-F	065405BA9	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-G	065405BC5	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-H	065405BE1	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-J	065405BG6	1,000.00000000	0.00000000	0.94999994	0.00000000	0.00000000	0.00000000	0.00000000	0.94999994	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	6,235.65	0.00	6,235.65	0.00	0.00	0.00	6,235.65	0.00
A-2	11/01/21 - 11/30/21	30	0.00	167,103.34	0.00	167,103.34	0.00	0.00	0.00	167,103.34	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	137,472.72	0.00	137,472.72	0.00	0.00	0.00	137,472.72	0.00
A-3	11/01/21 - 11/30/21	30	0.00	779,375.00	0.00	779,375.00	0.00	0.00	0.00	779,375.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	942,817.05	0.00	942,817.05	0.00	0.00	0.00	942,817.05	0.00
X-A	11/01/21 - 11/30/21	30	0.00	495,080.00	0.00	495,080.00	0.00	0.00	0.00	495,080.00	0.00
X-B	11/01/21 - 11/30/21	30	0.00	63,066.00	0.00	63,066.00	0.00	0.00	0.00	63,066.00	0.00
X-D	11/01/21 - 11/30/21	30	0.00	59,978.64	0.00	59,978.64	0.00	0.00	0.00	59,978.64	0.00
X-F	11/01/21 - 11/30/21	30	0.00	17,595.90	0.00	17,595.90	0.00	0.00	0.00	17,595.90	0.00
X-G	11/01/21 - 11/30/21	30	0.00	8,797.95	0.00	8,797.95	0.00	0.00	0.00	8,797.95	0.00
X-H	11/01/21 - 11/30/21	30	0.00	4,399.45	0.00	4,399.45	0.00	0.00	0.00	4,399.45	0.00
X-J	11/01/21 - 11/30/21	30	0.00	24,194.36	0.00	24,194.36	0.00	0.00	0.00	24,194.36	0.00
A-S	11/01/21 - 11/30/21	30	0.00	366,353.95	0.00	366,353.95	0.00	0.00	0.00	366,353.95	0.00
B	11/01/21 - 11/30/21	30	0.00	154,124.34	0.00	154,124.34	0.00	0.00	0.00	154,124.34	0.00
C	11/01/21 - 11/30/21	30	0.00	143,129.32	0.00	143,129.32	0.00	0.00	0.00	143,129.32	0.00
D	11/01/21 - 11/30/21	30	0.00	54,987.50	0.00	54,987.50	0.00	0.00	0.00	54,987.50	0.00
E	11/01/21 - 11/30/21	30	0.00	43,410.00	0.00	43,410.00	0.00	0.00	0.00	43,410.00	0.00
F	11/01/21 - 11/30/21	30	0.00	56,934.52	0.00	56,934.52	0.00	0.00	0.00	56,934.52	0.00
G	11/01/21 - 11/30/21	30	0.00	28,467.26	0.00	28,467.26	0.00	0.00	0.00	28,467.26	0.00
H	11/01/21 - 11/30/21	30	0.00	14,235.17	0.00	14,235.17	0.00	0.00	0.00	14,235.17	0.00
J	11/01/21 - 11/30/21	30	5,867.29	78,284.96	0.00	78,284.96	0.00	0.00	0.00	78,284.96	5,885.33
RR Interest	11/01/21 - 11/30/21	30	401.70	191,897.00	0.00	191,897.00	0.00	0.00	0.00	191,897.00	403.32
Totals			6,268.99	3,837,940.08	0.00	3,837,940.08	0.00	0.00	0.00	3,837,940.08	6,288.65

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,300,584.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,857,987.12	Master Servicing Fee	12,025.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,671.18
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	397.41
ARD Interest	0.00	Operating Advisor Fee	1,417.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	246.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,857,987.12	Total Fees	20,047.02

Principal		Expenses/Reimbursements
Scheduled Principal	462,644.05	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	462,644.05	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,837,940.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	462,644.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,300,584.13
Total Funds Collected	4,320,631.17	Total Funds Distributed	4,320,631.15

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	953,789,416.26	953,789,416.26	Beginning Certificate Balance	953,789,416.25
(-) Scheduled Principal Collections	462,644.05	462,644.05	(-) Principal Distributions	462,644.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	953,326,772.21	953,326,772.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	953,871,933.85	953,871,933.85	Ending Certificate Balance	953,326,772.20
Ending Actual Collateral Balance	953,326,772.21	953,326,772.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	7	11,523,459.29	1.21%	84	4.9291	1.482970	1.30 or less	12	92,717,326.73	9.73%	85	4.9946	0.984020
2,000,001 to 3,000,000	8	19,110,493.72	2.00%	84	4.8920	2.413523	1.31 to 1.40	3	34,576,083.61	3.63%	84	5.3222	1.317908
3,000,001 to 4,000,000	7	23,515,582.11	2.47%	84	4.8757	1.767100	1.41 to 1.50	3	56,356,810.02	5.91%	37	4.8505	1.461786
4,000,001 to 5,000,000	5	23,251,641.91	2.44%	85	4.7573	1.736962	1.51 to 1.75	14	232,619,338.43	24.40%	85	5.1026	1.655597
5,000,001 to 6,000,000	3	15,656,989.98	1.64%	85	4.7611	1.518041	1.76 to 2.00	10	183,182,452.69	19.22%	84	4.7325	1.945149
6,000,001 to 7,000,000	5	32,620,590.11	3.42%	85	4.8968	2.204399	2.01 to 2.25	13	124,256,910.15	13.03%	84	4.8583	2.096009
7,000,001 to 8,000,000	1	7,400,000.00	0.78%	85	5.2500	2.340100	2.26 to 2.50	3	31,805,000.00	3.34%	85	5.1296	2.386224
8,000,001 to 9,000,000	3	25,442,771.28	2.67%	85	5.1080	1.805628	2.51 to 2.75	1	13,510,000.00	1.42%	85	4.9200	2.522000
9,000,001 to 10,000,000	3	28,325,876.37	2.97%	86	4.9332	1.892811	2.76 to 3.00	2	7,750,000.00	0.81%	85	4.8918	2.921300
10,000,001 to 15,000,000	8	93,813,574.02	9.84%	85	4.9389	1.734157	3.01 or greater	10	176,552,850.58	18.52%	84	4.4277	3.951037
15,000,001 to 20,000,000	5	88,245,000.00	9.26%	85	4.7407	2.522277	Totals	71	953,326,772.21	100.00%	82	4.8538	2.151668
20,000,001 to 30,000,000	8	188,441,328.09	19.77%	83	4.8322	2.173734
30,000,001 to 50,000,000	5	205,074,895.88	21.51%	71	4.9215	1.622710
50,000,001 to 70,000,000	2	119,404,569.45	12.53%	85	4.9701	1.818775
70,000,001 or greater	1	71,500,000.00	7.50%	85	4.3900	4.877000
Totals	71	953,326,772.21	100.00%	82	4.8538	2.151668
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	3,525,000.00	0.37%	84	5.0050	1.713100	Washington, DC	2	5,961,690.14	0.63%	79	4.2850	1.998700
Arizona	2	11,100,000.00	1.16%	85	5.0604	2.452334	Wisconsin	1	3,379,000.00	0.35%	85	4.6300	2.008500
California	13	130,866,669.75	13.73%	85	4.7180	2.264351	Totals	107	953,326,772.21	100.00%	82	4.8538	2.151668
Colorado	2	26,945,933.02	2.83%	83	5.2750	1.624640
									Property Type³
Connecticut	1	10,200,000.00	1.07%	85	4.7800	1.546700
Florida	8	72,722,081.39	7.63%	85	4.8847	2.234479		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	45,006,615.23	4.72%	85	5.1239	1.639757		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	63,095,500.00	6.62%	42	4.7718	1.965846	Industrial	2	35,000,000.00	3.67%	84	4.6671	2.261329
Louisiana	3	5,303,654.00	0.56%	85	4.7289	2.076980	Lodging	11	101,573,069.46	10.65%	85	5.1494	1.555186
Maryland	1	9,725,876.37	1.02%	85	5.1490	1.734700	Mixed Use	3	29,902,746.48	3.14%	79	4.2850	1.998700
Massachusetts	1	16,744,366.20	1.76%	79	4.2850	1.998700	Mobile Home Park	8	44,654,749.45	4.68%	86	4.9513	2.067127
Michigan	1	30,000,000.00	3.15%	84	4.6300	2.147300	Multi-Family	13	61,335,361.35	6.43%	85	4.4644	2.141559
Minnesota	1	11,679,735.00	1.23%	85	4.6300	2.008500	Office	15	306,320,635.83	32.13%	76	4.8075	2.544550
Missouri	2	5,239,000.00	0.55%	85	4.6300	2.008500	Retail	43	303,158,262.18	31.80%	84	4.8970	1.800671
Nevada	7	129,599,769.00	13.59%	85	5.1634	1.762242	Self Storage	12	71,381,947.47	7.49%	85	5.0519	2.311233
New Jersey	2	4,103,533.77	0.43%	84	5.5542	2.189538	Totals	107	953,326,772.21	100.00%	82	4.8538	2.151668
New York	15	66,725,607.93	7.00%	82	4.4371	1.604904
North Carolina	1	12,034,207.45	1.26%	85	5.2350	1.671000
Ohio	6	59,938,540.90	6.29%	84	4.9862	1.479420
Pennsylvania	2	5,068,620.49	0.53%	85	4.7695	2.015591
Rhode Island	3	17,455,000.00	1.83%	85	5.1500	2.381300
South Dakota	1	930,000.00	0.10%	85	4.6300	2.008500
Texas	12	120,946,539.03	12.69%	85	4.6103	3.630279
Virginia	10	73,889,865.00	7.75%	85	5.0132	1.655854
Washington	1	11,139,967.55	1.17%	85	5.0800	1.311700

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	15	219,545,031.44	23.03%	83	4.3753	3.466820	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	10	131,125,436.38	13.75%	85	4.6341	1.908870	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	20	215,614,928.01	22.62%	72	4.8658	1.878105	25 months to 36 months	61	778,278,396.97	81.64%	85	4.8646	2.199133
	5.0001% to 5.2500%	18	321,582,700.89	33.73%	85	5.1460	1.699917	37 months to 48 months	10	175,048,375.24	18.36%	66	4.8060	1.940637
	5.2501% to 5.5000%	6	59,730,000.33	6.27%	84	5.3914	1.314014	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 5.7500%	1	2,303,533.77	0.24%	84	5.6200	2.227700	Totals	71	953,326,772.21	100.00%	82	4.8538	2.151668
	5.7501% or greater	1	3,425,141.39	0.36%	83	5.8600	1.339900
	Totals	71	953,326,772.21	100.00%	82	4.8538	2.151668
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	111 months or less	71	953,326,772.21	100.00%	82	4.8538	2.151668	Interest Only	26	436,650,500.00	45.80%	78	4.6258	2.634532
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months of less	2	6,434,750.41	0.67%	84	5.3876	1.675998
	Totals	71	953,326,772.21	100.00%	82	4.8538	2.151668	301 months to 420 months	42	506,582,965.43	53.14%	85	5.0446	1.749028
								421 months or greater	1	3,658,556.37	0.38%	85	4.7100	1.110000
								Totals	71	953,326,772.21	100.00%	82	4.8538	2.151668
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	28,217,533.78	2.96%	79	4.2850	3.430000				None
	12 months or less	66	854,561,027.59	89.64%	81	4.8386	2.150467
	13 months to 24 months	2	70,548,210.84	7.40%	85	5.2653	1.654925
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	953,326,772.21	100.00%	82	4.8538	2.151668
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453012055	OF	Dallas	TX	Actual/360	4.390%	261,570.83	0.00	0.00	N/A	01/01/29	--	71,500,000.00	71,500,000.00	12/01/21
2	310945545	LO	Various	Various	Actual/360	5.235%	293,228.64	92,663.86	0.00	N/A	01/11/29	--	67,215,733.31	67,123,069.45	12/11/21
3	453011950	Various Various		Various	Actual/360	4.285%	131,344.06	0.00	0.00	N/A	07/07/28	--	36,782,466.22	36,782,466.22	12/07/21
3A	453011970				Actual/360	4.285%	82,090.04	0.00	0.00	N/A	07/07/28	--	22,989,041.39	22,989,041.39	12/07/21
3B	453011974				Actual/360	4.285%	11,489.28	0.00	0.00	N/A	07/07/28	--	3,217,533.78	3,217,533.78	12/07/21
3C	453011975				Actual/360	4.285%	7,180.80	0.00	0.00	N/A	07/07/28	--	2,010,958.61	2,010,958.61	12/07/21
4	300801877	Various Various		Various	Actual/360	4.630%	201,719.45	0.00	0.00	N/A	01/01/29	--	52,281,500.00	52,281,500.00	12/01/21
5	300801884	RT	Las Vegas	NV	Actual/360	5.140%	211,596.67	0.00	0.00	N/A	02/01/29	--	49,400,000.00	49,400,000.00	12/01/21
6	300801879	OF	Las Vegas	NV	Actual/360	5.145%	185,128.46	60,444.73	0.00	N/A	01/01/29	--	43,178,648.95	43,118,204.22	12/01/21
7	321400007	OF	Indianapolis	IN	Actual/360	4.897%	175,490.17	0.00	0.00	N/A	10/01/23	--	43,000,000.00	43,000,000.00	12/01/21
8	321400008	OF	Cleveland	OH	Actual/360	5.044%	137,934.11	41,184.51	0.00	N/A	01/01/29	--	32,815,409.95	32,774,225.44	12/01/21
9	321400009	IN	Romulus	MI	Actual/360	4.630%	115,750.00	0.00	0.00	N/A	12/01/28	--	30,000,000.00	30,000,000.00	12/01/21
10	300801881	RT	Haymarket	VA	Actual/360	5.130%	107,730.00	0.00	0.00	N/A	01/01/29	--	25,200,000.00	25,200,000.00	12/01/21
11	300801875	MF	Sunnyvale	CA	Actual/360	4.321%	85,641.15	38,385.18	0.00	N/A	12/01/28	--	23,783,701.98	23,745,316.80	12/01/21
12	1853722	OF	Austin	TX	Actual/360	4.760%	97,183.33	0.00	0.00	N/A	01/01/29	--	24,500,000.00	24,500,000.00	12/01/21
13	310947150	RT	Colorado Springs	CO	Actual/360	5.430%	96,835.00	23,733.65	0.00	N/A	11/11/28	--	21,400,000.00	21,376,266.35	12/11/21
14	610939764	OF	Reno	NV	Actual/360	5.365%	89,587.86	27,315.87	0.00	N/A	11/11/28	--	20,038,290.54	20,010,974.67	12/11/21
15	300801859	RT	Columbus	OH	Actual/360	4.910%	84,472.74	25,340.86	0.00	N/A	10/01/28	--	20,645,069.74	20,619,728.88	12/01/21
16	300801878	OF	West Palm Beach	FL	Actual/360	4.472%	67,971.36	0.00	0.00	N/A	01/01/29	--	18,240,000.00	18,240,000.00	12/01/21
17	310947789	RT	Chesterfield	VA	Actual/360	4.925%	73,464.58	0.00	0.00	N/A	01/11/29	--	17,900,000.00	17,900,000.00	12/11/21
18	1852029	OF	Carmel	IN	Actual/360	4.485%	65,780.00	0.00	0.00	N/A	02/06/29	--	17,600,000.00	17,600,000.00	12/06/21
19	310947543	SS	Various	RI	Actual/360	5.150%	74,911.04	0.00	0.00	N/A	01/11/29	--	17,455,000.00	17,455,000.00	12/11/21
20	321400020	LO	Various	Various	Actual/360	4.680%	66,495.00	0.00	0.00	N/A	01/01/29	--	17,050,000.00	17,050,000.00	12/01/21
21	310948105	SS	San Marcos	CA	Actual/360	5.100%	59,075.00	0.00	0.00	N/A	12/11/28	--	13,900,000.00	13,900,000.00	12/11/21
22	310947706	OF	Tampa	FL	Actual/360	4.920%	55,391.00	0.00	0.00	N/A	01/11/29	--	13,510,000.00	13,510,000.00	12/11/21
23	321400023	LO	Fredericksburg	VA	Actual/360	5.360%	53,600.00	0.00	0.00	N/A	01/01/29	--	12,000,000.00	12,000,000.00	12/01/21
24	300801876	RT	Los Angeles	CA	Actual/360	4.612%	42,586.32	16,963.65	0.00	N/A	01/01/29	--	11,080,570.12	11,063,606.47	12/01/21
25	310947902	RT	Yorba Linda	CA	Actual/360	4.800%	46,000.00	0.00	0.00	N/A	01/11/29	--	11,500,000.00	11,500,000.00	12/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	600947182	SS	Bainbridge Island	WA	Actual/360	5.080%	47,221.87	14,805.24	0.00	N/A	01/11/29	--	11,154,772.79	11,139,967.55	12/11/21
27	321400027	RT	Los Angeles	CA	Actual/360	4.770%	41,737.50	0.00	0.00	N/A	01/01/29	--	10,500,000.00	10,500,000.00	12/01/21
28	321400028	RT	New Haven	CT	Actual/360	4.780%	40,630.00	0.00	0.00	N/A	01/01/29	--	10,200,000.00	10,200,000.00	12/01/21
29	300801862	RT	Laurel	MD	Actual/360	5.149%	41,790.58	13,624.83	0.00	N/A	01/01/29	--	9,739,501.20	9,725,876.37	12/01/21
31	321400031	MH	Compton	CA	Actual/360	4.766%	37,333.67	0.00	0.00	N/A	02/01/29	--	9,400,000.00	9,400,000.00	12/01/21
32	321400032	MH	Paramount	CA	Actual/360	4.876%	37,382.67	0.00	0.00	N/A	02/01/29	--	9,200,000.00	9,200,000.00	12/01/21
33	410947248	RT	Johns Creek	GA	Actual/360	5.095%	37,783.21	11,119.74	0.00	N/A	12/11/28	--	8,898,891.02	8,887,771.28	12/11/21
34	300801886	SS	Las Vegas	NV	Actual/360	5.130%	35,482.50	0.00	0.00	N/A	02/01/29	--	8,300,000.00	8,300,000.00	12/01/21
35	610947314	RT	Murrieta	CA	Actual/360	5.100%	35,083.75	0.00	0.00	N/A	01/11/29	--	8,255,000.00	8,255,000.00	12/11/21
36	300801880	MH	Odessa	TX	Actual/360	5.250%	32,375.00	0.00	0.00	N/A	01/01/29	--	7,400,000.00	7,400,000.00	12/01/21
37	321400037	MH	Fullerton	CA	Actual/360	4.878%	28,251.75	0.00	0.00	N/A	02/01/29	--	6,950,000.00	6,950,000.00	12/01/21
38	310948108	SS	Sun City	CA	Actual/360	4.950%	28,668.75	0.00	0.00	N/A	12/11/28	--	6,950,000.00	6,950,000.00	12/11/21
39	300801887	SS	Simi Valley	CA	Actual/360	4.500%	24,750.00	0.00	0.00	N/A	02/01/29	--	6,600,000.00	6,600,000.00	12/01/21
40	410944822	OF	Las Vegas	NV	Actual/360	4.985%	25,046.74	8,715.29	0.00	N/A	12/11/28	--	6,029,305.40	6,020,590.11	12/11/21
41	300801883	RT	Prescott	AZ	Actual/360	5.200%	26,433.33	0.00	0.00	N/A	01/01/29	--	6,100,000.00	6,100,000.00	12/01/21
42	470112030	MF	Yonkers	NY	Actual/360	4.480%	19,591.10	8,211.27	0.00	N/A	01/01/29	--	5,247,615.82	5,239,404.55	12/01/21
43	1855782	LO	Altamonte Springs	FL	Actual/360	5.100%	22,950.00	0.00	0.00	N/A	01/01/29	--	5,400,000.00	5,400,000.00	12/01/21
44	470111040	MF	New York	NY	Actual/360	4.690%	19,639.93	7,557.01	0.00	N/A	02/01/29	--	5,025,142.44	5,017,585.43	12/01/21
45	600948388	IN	Phoenix	AZ	Actual/360	4.890%	20,375.00	0.00	0.00	N/A	01/11/29	--	5,000,000.00	5,000,000.00	12/11/21
46	321400046	MH	Torrance	CA	Actual/360	4.886%	20,358.33	0.00	0.00	N/A	02/01/29	--	5,000,000.00	5,000,000.00	12/01/21
47	470111930	MF	Wheatley Heights	NY	Actual/360	4.530%	18,016.84	7,406.63	0.00	N/A	01/01/29	--	4,772,671.67	4,765,265.04	12/01/21
48	470109640	MF	Bronx	NY	Actual/360	4.580%	17,130.29	6,907.85	0.00	N/A	01/01/29	--	4,488,284.72	4,481,376.87	12/01/21
49	1855769	RT	Various	Various	Actual/360	4.900%	16,353.75	0.00	0.00	N/A	01/01/29	--	4,005,000.00	4,005,000.00	12/01/21
50	470111840	MF	Valley Stream	NY	Actual/360	4.710%	14,371.60	2,996.53	0.00	N/A	01/01/29	--	3,661,552.90	3,658,556.37	12/01/21
51	470112200	MF	Jamaica	NY	Actual/360	4.490%	12,853.03	5,366.26	0.00	N/A	01/01/29	--	3,435,107.81	3,429,741.55	12/01/21
52	410946809	OF	Brownsville	TX	Actual/360	5.860%	16,752.46	5,397.40	0.00	N/A	11/11/28	--	3,430,538.79	3,425,141.39	12/11/21
53	410946676	RT	Rainbow City	AL	Actual/360	5.005%	14,702.19	0.00	0.00	N/A	12/11/28	--	3,525,000.00	3,525,000.00	12/11/21
54	410947454	SS	Warner Robins	GA	Actual/360	4.850%	12,225.19	15,179.88	0.00	N/A	01/11/29	--	3,024,788.90	3,009,609.02	12/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	410947655	OF	Chantilly	VA	Actual/360	4.900%	13,270.83	0.00	0.00	N/A	01/11/29	--	3,250,000.00	3,250,000.00	12/11/21
56	470112120	MF	Mount Vernon	NY	Actual/360	4.440%	10,586.87	4,506.92	0.00	N/A	01/01/29	--	2,861,316.94	2,856,810.02	12/01/21
57	300801860	RT	Grapevine	TX	Actual/360	5.328%	11,932.16	3,665.09	0.00	N/A	12/01/28	--	2,687,424.40	2,683,759.31	12/01/21
58	321400058	MH	Reno	NV	Actual/360	4.895%	11,217.71	0.00	0.00	N/A	01/01/29	--	2,750,000.00	2,750,000.00	12/01/21
59	410947474	SS	Sewell	NJ	Actual/360	5.620%	10,802.23	2,991.56	0.00	N/A	12/11/28	--	2,306,525.33	2,303,533.77	12/11/21
60	410947317	OF	Miramar Beach	FL	Actual/360	4.915%	9,625.21	0.00	0.00	N/A	01/11/29	--	2,350,000.00	2,350,000.00	12/11/21
61	300801874	MH	Whitehall	OH	Actual/360	5.081%	9,136.50	3,053.61	0.00	N/A	01/01/29	--	2,157,803.06	2,154,749.45	12/01/21
62	470111870	MF	Brooklyn	NY	Actual/360	4.490%	7,497.60	3,130.32	0.00	N/A	01/01/29	--	2,003,812.88	2,000,682.56	12/01/21
63	470110860	MF	New York	NY	Actual/360	4.440%	7,057.91	3,004.62	0.00	N/A	01/01/29	--	1,907,544.46	1,904,539.84	12/01/21
64	410947892	RT	Various	Various	Actual/360	5.450%	8,442.96	0.00	0.00	N/A	01/11/29	--	1,859,000.00	1,859,000.00	12/11/21
65	410947672	MH	Woodbine	NJ	Actual/360	5.470%	8,205.00	0.00	0.00	N/A	01/11/29	--	1,800,000.00	1,800,000.00	12/11/21
66	610946107	SS	Tipp City	OH	Actual/360	5.230%	7,523.49	2,393.89	0.00	N/A	12/11/28	--	1,726,231.02	1,723,837.13	12/11/21
67	470111190	MF	New York	NY	Actual/360	4.590%	6,191.82	2,512.98	0.00	N/A	11/01/28	--	1,618,776.93	1,616,263.95	12/01/21
68	470111760	MF	New York	NY	Actual/360	4.450%	5,305.83	2,249.95	0.00	N/A	01/01/29	--	1,430,786.07	1,428,536.12	12/01/21
69	470111790	MF	Brooklyn	NY	Actual/360	4.680%	4,653.08	1,814.87	0.00	N/A	12/01/28	--	1,193,097.12	1,191,282.25	12/01/21
Totals							3,857,987.12	462,644.05	0.00				953,789,416.26	953,326,772.21
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,672,171.66	7,835,773.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,757,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	61,061,324.98	48,951,696.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,163,609.75	3,885,563.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,533,541.69	3,315,620.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,606,560.53	4,414,161.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,160,941.60	3,000,992.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,948,716.15	2,080,577.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,506,103.00	3,716,011.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,303,668.82	1,699,576.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,548,890.04	3,954,885.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,276,850.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,013,472.50	1,463,652.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,020,735.83	1,509,164.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,571,620.26	2,486,001.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,599,377.50	2,048,571.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,144,526.80	1,526,748.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,776,166.61	2,139,924.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,843,333.28	1,647,673.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,203,503.23	4,015,851.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,271,393.88	1,108,998.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,106,220.90	1,476,871.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	494,633.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,631,136.88	1,228,567.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	837,203.39	581,666.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	913,939.00	491,098.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	990,603.78	577,033.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	867,622.00	389,258.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,178,568.22	920,116.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	877,538.55	696,687.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	894,804.33	661,702.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	771,308.79	635,291.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,101,830.38	1,036,107.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	242,771.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	945,386.79	699,561.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	665,456.56	337,218.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	709,657.51	645,570.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	836,993.50	527,719.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	614,096.90	219,209.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	603,185.13	352,951.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	513,172.00	574,396.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	(238,438.87)	394,083.56	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	511,867.00	547,960.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	736,812.00	573,563.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	414,369.79	210,870.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	129,129.00	212,356.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
48	248,934.00	324,894.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	437,128.56	327,846.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	237,769.00	231,257.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	210,440.00	241,802.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	333,245.00	275,444.25	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	441,747.05	256,663.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	671,667.44	344,702.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	479,725.48	253,843.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	206,987.00	256,406.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	326,605.20	255,234.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	383,836.58	297,462.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	340,920.77	279,818.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	382,154.83	351,168.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	286,138.78	237,953.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	184,546.00	268,678.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	213,616.00	209,864.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
64	187,344.76	140,508.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	153,499.98	163,952.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	194,803.63	53,018.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	103,202.00	48,805.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	42,200.00	39,116.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	183,433.00	142,324.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	175,340,948.19	120,034,836.95				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.853812%	4.811010%	82
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.853885%	4.811065%	83
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	10,000,000.00	4.853937%	4.811100%	84
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.850920%	4.808370%	84
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.850971%	4.808403%	85
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.851021%	4.808436%	86
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.851078%	4.808474%	87
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.851127%	4.808506%	88
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.851184%	4.808544%	89
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.851233%	4.808576%	90
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.851303%	4.808623%	91
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.851351%	4.808655%	92
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																			Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		43,000,000	43,000,000		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		910,326,772	910,326,772		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Dec-21	953,326,772	953,326,772	0		0	0	0
Nov-21	953,789,416	953,789,416	0		0	0	0
Oct-21	954,183,912	954,183,912	0		0	0	0
Sep-21	964,594,232	964,594,232	0		0	0	0
Aug-21	964,962,953	964,962,953	0		0	0	0
Jul-21	965,330,100	965,330,100	0		0	0	0
Jun-21	965,735,678	965,735,678	0		0	0	0
May-21	966,099,522	966,099,522	0		0	0	0
Apr-21	966,501,918	966,501,918	0		0	0	0
Mar-21	966,862,487	966,862,487	0		0	0	0
Feb-21	967,342,182	967,342,182	0		0	0	0
Jan-21	967,699,156	967,699,156	0		0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310945545	67,123,069.45	67,123,069.45	103,100,000.00	10/23/19	7,738,186.00	1.67100	12/31/19	01/11/29	324
Totals		67,123,069.45	67,123,069.45	103,100,000.00		7,738,186.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310945545	LO	Various	03/30/20	1
The loan is being returned to Master as a corrected mortgage loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	310945545	68,730,983.71	5.23500%	68,654,924.76 5.23500%		10	04/15/20	04/11/20	06/11/20
20	321400020	17,050,000.00	4.68000%	17,050,000.00 4.68000%		10	07/31/20	05/01/20	09/11/20
27	321400027	10,500,000.00	4.77000%	10,500,000.00 4.77000%		10	06/16/20	06/01/20	07/13/20
Totals		96,280,983.71		96,204,924.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Revision:
NOI Calculation has been revised for the month of January 2020.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30